Condensed Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	May 03, 2014	May 04, 2013	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Income Statement [Abstract]
Net Sales	$ 53,452	$ 40,363	$ 288,170	$ 240,352	$ 175,255
Cost of products sold	27,041	22,850	155,154	132,156	89,545
Gross profit	26,411	17,513	133,016	108,196	85,710
Selling, general and administrative expenses	21,204	15,613	83,663	67,260	42,793
Income from operations	5,207	1,900	49,353	40,936	42,917
Interest expense, net	2,850	10,624	18,011	68,684	81,364
Other expense, net	50	125	679	769	478
Income (loss) before income taxes	2,307	(8,849)	30,663	(28,517)	(38,925)
Provision for income taxes	923	930	7,268	1,178	2,997
Net income (loss) from continuing operations	1,384	(9,779)	23,395	(29,695)	(41,922)
Net loss from discontinued operations, net of tax		(5,330)	(50,815)	(78,014)	(105,944)
Net income (loss)	$ 1,384	$ (15,109)	$ (27,420)	$ (107,709)	$ (147,866)
Basic earnings (loss) per share:
Net income (loss) from continuing operations	$ 0.04	$ (0.37)	$ 0.83	$ (1.13)	$ (1.60)
Net loss from discontinued operations		$ (0.21)	$ (1.81)	$ (2.98)	$ (4.04)
Net income (loss)	$ 0.04	$ (0.58)	$ (0.98)	$ (4.11)	$ (5.64)
Diluted earnings (loss) per share:
Net income (loss) from continuing operations	$ 0.04	$ (0.37)	$ 0.83	$ (1.13)	$ (1.60)
Net loss from discontinued operations		$ (0.21)	$ (1.81)	$ (2.98)	$ (4.04)
Net income (loss)	$ 0.04	$ (0.58)	$ (0.98)	$ (4.11)	$ (5.64)
Weighted average shares outstanding:
Basic	36,723,727	26,211,130	28,119,794	26,211,130	26,211,130
Diluted	38,071,048	26,211,130	28,272,925	26,211,130	26,211,130